Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 18,406,849	$ 15,796,983	$ 12,610,873
Cost of revenues		(14,113,060)	(11,242,817)	(8,451,336)
Gross profit		4,293,789	4,584,166	4,159,537
Operating expenses:
Selling expenses		(953,121)	(938,941)	(688,064)
General and administrative expenses		(7,090,780)	(764,530)	(724,147)
Research and development expenses		(2,067,322)	(1,563,059)	(1,362,058)
Total operating expenses		(10,111,223)	(3,266,530)	(2,774,269)
Operating (loss) income		(5,817,434)	1,287,636	1,385,268
Other income (expenses):
Interest income		3,583	3,274	6,884
Interest expenses		(157,277)	(196,304)	(146,386)
Other income, net		268,077	531,198	110,159
Other expense, net		(7,757)	(8,370)	(17,410)
Exchange gain		264,159	3,893	25,344
Total other income (expenses), net		370,785	333,691	(21,409)
(Loss) Income before income tax		(5,446,649)	1,621,327	1,363,859
Income tax benefits (expenses)		397	(14,838)	(11,348)
Net (loss) income		(5,446,252)	1,606,489	1,352,511
Comprehensive income (loss)
Net (loss) income		(5,446,252)	1,606,489	1,352,511
Foreign currency translation adjustments, net of tax		624,387	(302,960)	(227,278)
Comprehensive (loss) income		$ (4,821,865)	$ 1,303,529	$ 1,125,233
Earnings per share, basic (in Dollars per share)		$ (0.33)	$ 0.13	$ 0.11
Earnings per share, diluted (in Dollars per share)		$ (0.33)	$ 0.13	$ 0.11
Weighted average number of shares (in Shares)	[1]	16,571,233	12,500,000	12,500,000

[1]	The share amounts are presented on a retrospective basis.